Derivative Warrant Liabilities (Details)							1 Months Ended		12 Months Ended
	Aug. 12, 2024 shares	Jun. 28, 2024 shares	Mar. 22, 2024 shares	Feb. 23, 2024 shares	Jan. 21, 2024 $ / shares	Dec. 05, 2023 shares	Jul. 16, 2024 shares	Mar. 22, 2024 shares	Oct. 31, 2024 USD ($)	Jan. 16, 2024 $ / shares shares	Sep. 18, 2023 shares	Apr. 06, 2023 shares
April 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued	64,104	156,098	27,973			2,729,394		27,973				4,505,718
Exercise price (in Dollars per share) | $ / shares					$ 1.077
Convertible common shares (in Dollars per share) | $ / shares					0.724
Warrants exercised common share	46,395	112,975	20,245			652,521
September 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued	80,526	182,144	281,910			4,602,916		281,910			7,500,000
Exercise price (in Dollars per share) | $ / shares					1.077
Convertible common shares (in Dollars per share) | $ / shares					$ 0.288
Warrants exercised common share	23,197	54,877				409,667		81,469
January 2024 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued				30,200			138,320			1,500,000
Exercise price (in Dollars per share) | $ / shares										$ 1.6
Warrants exercised common share				30,200			138,320
Warrants [member]
Derivative Warrant Liabilities [Line Items]
Changes in fair value of derivative warrant liabilities (in Dollars) | $									$ 707,802
Expected life									4.21